Shareholder Report, Holdings (Details) - Even Herd Long Short ETF	Mar. 31, 2025
Alamos Gold, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aris Water Solutions, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Entergy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Banco Macro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Sea Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Third Coast Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Northeast Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Robinhood Markets, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Percent of Total Short Exposure	(51.00%)
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Percent of Total Short Exposure	(0.20%)
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.30%)